UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3614

Oppenheimer Rochester Fund Municipals

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 3/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS March 31, 2014 / Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—111.9%
New York—83.3%
$1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625%		12/01/2034	$1,713,583
1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375		12/01/2024	1,047,120
605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	595,719
1,315,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.625		07/01/2031	1,398,029
1,525,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.375		07/01/2026	1,637,865
8,165,000	Albany, NY Capital Resource Corp. (College Saint Rose)[1]	5.875		07/01/2041	8,660,534
1,420,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500		12/01/2028	1,421,406
645,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	644,948
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,248,790
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	807,084
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	3,006,500
900,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2025	135,018
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,614,800
1,360,000	Albany, NY Parking Authority	7.242	[3]	11/01/2017	1,160,678
5,000,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	4,613,500
545,000	Blauvelt, NY Volunteer Fire Company	6.250		10/15/2017	545,136
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		11/01/2033	2,535,126
1,625,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500		11/01/2020	1,627,535
1,000,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2030	993,360
1,250,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2036	1,217,400
3,030,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2036	2,911,588
95,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2025	95,047
3,000,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2030	2,999,850
4,450,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2036	4,391,794
1,770,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	5.375		10/01/2041	1,887,829
870,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)[1]	6.000		10/01/2031	989,825
860,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000		08/01/2032	906,363
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750		11/01/2030	2,979,270
1,000,000	Canton, NY Resource Corp. Student Hsg. Facility (Grasse River-SUNY Canton)[1]	5.000		05/01/2040	1,051,010
970,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450		09/15/2019	970,844
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	108,244
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	98,409
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,518,803

1 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$810,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850%		07/01/2023	$816,820
1,515,000	Clifton Springs, NY Hospital & Clinic[1]	8.000		01/01/2020	1,443,901
255,000	Columbia County, NY IDA (Berkshire Farms)[1]	7.500		12/30/2014	253,664
7,000,000	Dutchess County, NY IDA (Bard College)[1]	5.000		08/01/2046	6,121,780
2,200,000	Dutchess County, NY IDA (Elant Fishkill)[1]	5.250		01/01/2037	1,866,194
800,000	Dutchess County, NY IDA (St. Francis Hospital)[4]	7.500		03/01/2029	728,000
650,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)[1]	5.750		07/01/2040	704,086
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[3]	06/01/2027	627,370
2,055,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)	6.750		03/01/2030	2,055,678
2,460,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	2,309,448
2,810,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,504,750
865,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2032	946,440
1,465,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2031	1,608,658
1,735,000	Erie County, NY IDA (Buffalo City School District)[1]	5.250		05/01/2030	1,915,388
7,050,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	7,248,739
2,900,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	2,985,405
715,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	715,572
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[3]	06/01/2060	3,983,360
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[3]	06/01/2055	1,647,664
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	54,789,624
25,330,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	19,879,744
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[3]	06/01/2050	3,054,397
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[3]	06/01/2047	3,117,360
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,409,944
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,661,745
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	995,602
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,251,067
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	1,105,632

2 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000%	06/01/2020	$326,909
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	415,473
220,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200	03/01/2028	220,077
185,000	Fishkill, NY GO1	5.000	04/15/2029	185,259
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200	06/01/2025	912,015
100,000	Glens Falls, NY GO1	6.000	02/01/2040	108,348
905,000	Green Island, NY Power Authority[1]	5.125	12/15/2024	877,026
1,695,000	Green Island, NY Power Authority[1]	6.000	12/15/2025	1,701,458
1,675,000	Green Island, NY Power Authority[1]	6.000	12/15/2020	1,685,284
1,945,000	Hempstead, NY IDA (Adelphi University)[1]	5.000	10/01/2030	2,032,194
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	6.500	11/01/2038	3,365,093
805,000	Herkimer County, NY IDA (Folts Adult Home)[1]	5.500	03/20/2040	887,995
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,000,780
34,450,000	Hudson Yards, NY Infrastructure Corp.[1]	5.750	02/15/2047	37,892,244
4,840,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	4,913,326
3,400,000	L.I., NY Power Authority, Series A1	5.000	05/01/2036	3,568,232
3,825,000	L.I., NY Power Authority, Series A1	5.000	05/01/2038	4,026,233
10,475,000	L.I., NY Power Authority, Series A1	5.750	04/01/2039	11,763,425
29,735,000	L.I., NY Power Authority, Series A	5.000	09/01/2037	31,308,874
23,515,000	L.I., NY Power Authority, Series A	5.000	09/01/2042	24,607,037
65,000	L.I., NY Power Authority, Series B1	5.000	12/01/2035	68,299
7,000,000	L.I., NY Power Authority, Series B	5.000	09/01/2029	7,555,520
1,900,000	L.I., NY Power Authority, Series B1	5.750	04/01/2033	2,139,780
100,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2033	100,572
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	5,257,600
860,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	861,780
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	1,078,693
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,320,739
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	5,520,075
570,000	Middletown, NY IDA (Flanagan Design & Display)[2]	7.500	11/01/2018	433,987
2,405,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500	12/01/2042	2,373,951
2,345,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375	07/01/2032	1,705,612
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500	07/01/2027	2,933,051
455,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700	08/01/2018	443,903
2,765,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750	08/01/2028	2,556,242

3 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$1,840,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.500%		10/01/2041	$1,939,875
500,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.250		10/01/2031	524,785
850,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)[1]	5.000		10/01/2026	902,207
960,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.500		06/01/2034	1,039,133
1,515,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000		06/01/2044	1,528,726
500,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.000		06/01/2029	532,155
1,495,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000		06/01/2034	1,618,517
850,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	5.625		06/01/2026	934,592
15,100,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)[1]	5.750		08/15/2035	17,584,403
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	2,489,500
580,000	Monroe, NY Newpower Corp.[1]	5.625		01/01/2026	582,372
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,269,892
700,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	707,336
1,655,000	Mount Vernon, NY IDA (Meadowview)[1]	6.150		06/01/2019	1,656,423
2,600,000	Mount Vernon, NY IDA (Meadowview)[1]	6.200		06/01/2029	2,600,338
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[3]	01/15/2022	980,903
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[3]	07/15/2021	663,518
525,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	506,273
195,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.500		06/01/2015	195,419
400,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	400,476
310,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	310,369
25,000	Nassau County, NY IDA (ALIA-LVH)[1]	7.500		06/01/2015	25,054
7,765,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2043	4,116,226
145,000	Nassau County, NY IDA (CNGCS)[1]	7.500		06/01/2015	145,312
2,245,000	Nassau County, NY IDA (CNGCS)	8.150		06/01/2030	2,247,110
3,950,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	3,809,103
495,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	477,343
1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500		11/01/2037	1,663,818
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	3,161,655
545,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950		11/01/2022	525,560
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,562,007
1,810,000	Nassau County, NY IDA (North Shore CFGA)[1]	6.750		05/01/2024	1,810,036
925,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150		11/01/2022	905,122
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.500		11/01/2037	624,392
460,000	Nassau County, NY IDA, Series A-A1	6.000		06/01/2021	455,354

4 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,300,000	Nassau County, NY IDA, Series A-B1	6.000%		06/01/2021	$5,246,470
515,000	Nassau County, NY IDA, Series A-C1	6.000		06/01/2021	509,798
575,000	Nassau County, NY IDA, Series A-D1	6.000		06/01/2021	569,192
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[3]	06/01/2060	155,600
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	88,390,131
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	7,880,670
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[3]	06/01/2046	681,800
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[3]	06/01/2046	3,342,451
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[3]	06/01/2060	5,107,241
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	17,213,707
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,793,752
1,800,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	1,804,716
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,428,999
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	19,756
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,903,136
125,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	127,010
500,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	513,865
850,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	870,111
2,025,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	2,039,195
385,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000		04/01/2028	377,408
2,270,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	2,691,108
6,245,000	NY Counties Tobacco Trust I1	6.500		06/01/2035	6,244,126
19,230,000	NY Counties Tobacco Trust I1	6.625		06/01/2042	18,964,626
5,185,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	5,184,430
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	52,464,034
29,835,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	29,832,912
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	244,988
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	5,584,460
304,690,000	NY Counties Tobacco Trust IV	6.395	[3]	06/01/2055	3,988,392
131,335,000	NY Counties Tobacco Trust IV	5.920	[3]	06/01/2050	2,970,798
608,700,000	NY Counties Tobacco Trust IV	6.816	[3]	06/01/2060	2,367,843
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	28,199,872
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	39,118,086
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	72,053,850
3,845,000,000	NY Counties Tobacco Trust V	7.846	[3]	06/01/2060	14,957,050
643,195,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	7,216,648
598,653,613	NY Counties Tobacco Trust V	6.210	[3]	06/01/2050	15,511,115
236,140,000	NY Counties Tobacco Trust V	6.070	[3]	06/01/2038	35,971,206
62,345,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)[5]	5.625		01/15/2046	67,013,145

5 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$15,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[5]	5.125%		01/15/2044	$15,623,400
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2]	6.125		02/15/2019	22
6,510,000	NY MTA, Series 2008C1	6.500		11/15/2028	7,726,589
3,400,000	NY MTA, Series A	5.000		11/15/2029	3,718,750
500,000	NY MTA, Series A	5.000		11/15/2027	556,575
6,800,000	NY MTA, Series A1	5.250		11/15/2038	7,309,456
500,000	NY MTA, Series A	5.000		11/15/2026	560,040
4,000,000	NY MTA, Series C	5.000		11/15/2038	4,241,800
1,375,000	NY MTA, Series D	5.250		11/15/2026	1,590,325
1,225,000	NY MTA, Series D1	5.250		11/15/2034	1,321,750
13,400,000	NY MTA, Series D	5.000		11/15/2027	14,836,614
585,000	NY MTA, Series D	5.250		11/15/2027	671,744
1,100,000	NY MTA, Series D	5.250		11/15/2030	1,238,358
1,100,000	NY MTA, Series D	5.250		11/15/2029	1,245,981
690,000	NY MTA, Series D	5.250		11/15/2028	786,993
2,150,000	NY MTA, Series D	5.000		11/15/2032	2,311,078
1,100,000	NY MTA, Series D	5.250		11/15/2031	1,229,844
1,100,000	NY MTA, Series D	5.250		11/15/2033	1,218,613
1,100,000	NY MTA, Series D	5.250		11/15/2032	1,224,212
27,675,000	NY MTA, Series D	5.000		11/15/2030	30,000,807
3,500,000	NY MTA, Series D-1	5.000		11/01/2028	3,873,940
8,000,000	NY MTA, Series D-1	5.000		11/01/2027	8,917,280
41,970,000	NY MTA, Series F1	5.000		11/15/2030	45,497,159
2,100,000	NY MTA, Series H1	5.000		11/15/2033	2,262,099
3,000,000	NY MTA, Series H1	5.000		11/15/2025	3,400,680
3,200,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	3,536,416
2,100,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	2,345,049
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12,700,220
317,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	246,921,890
250,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	199,528,710
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[1]	7.250	[6]	11/01/2042	4,999,800
350,000	NYC GO	5.000		10/01/2030	385,472
3,000,000	NYC GO1	5.000		08/01/2029	3,319,260
3,800,000	NYC GO1	5.000		08/01/2035	4,052,928
3,300,000	NYC GO1	5.000		10/01/2033	3,579,114
1,915,000	NYC GO	5.000		10/01/2034	2,071,207
2,500,000	NYC GO1	5.000		10/01/2029	2,770,750
8,750,000	NYC GO	5.000		03/01/2033	9,485,875
5,000	NYC GO1	5.000		04/01/2035	5,239
70,000	NYC GO1	5.000		04/01/2035	72,504
5,000,000	NYC GO1	5.000		08/01/2029	5,504,350
5,760,000	NYC GO	5.000		08/01/2031	6,303,686
15,000	NYC GO1	5.000		06/01/2020	15,832
5,000	NYC GO1	7.250		08/15/2024	5,027
10,920,000	NYC GO5	5.000		08/01/2030	11,444,706
5,000	NYC GO	5.950		08/01/2014	5,024
5,000	NYC GO1	5.320		01/15/2028	5,020

6 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,400,000	NYC GO5	5.000%		08/01/2035	$5,644,531
9,265,000	NYC GO5	5.000		12/01/2033	9,534,007
8,915,000	NYC GO5	5.000		03/01/2035	9,210,705
20,000,000	NYC GO5	5.250		03/01/2021	23,535,400
10,000,000	NYC GO5	5.000		10/01/2034	10,732,900
15,000	NYC GO1	5.500		11/15/2037	15,063
2,000,000	NYC GO1	6.250		12/15/2031	2,329,540
3,340,000	NYC GO1	5.000		05/15/2036	3,706,097
5,135,000	NYC GO	5.000		10/01/2032	5,600,436
5,000	NYC GO1	7.750		08/15/2028	5,136
240,000	NYC GO1	5.250		06/01/2027	240,886
395,000	NYC GO1	5.375		06/01/2032	396,623
5,395,000	NYC GO ROLs[7]	15.507	[8]	05/15/2036	7,760,384
875,000	NYC GO ROLs[7]	18.498	[8]	05/15/2033	1,284,045
1,475,000	NYC GO ROLs[7]	18.483	[8]	05/15/2031	2,187,248
780,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2030	791,263
2,670,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2046	2,685,406
1,215,000	NYC HDC (Multifamily Hsg.)[1]	5.350		05/01/2041	1,243,127
1,675,000	NYC HDC (Multifamily Hsg.)[1]	5.200		11/01/2035	1,695,217
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450		11/01/2040	3,831,176
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150		11/01/2037	5,192,922
890,000	NYC HDC (Multifamily Hsg.)[1]	4.950		11/01/2039	915,926
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350		11/01/2037	5,265,827
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250		11/01/2045	7,317,182
2,840,000	NYC HDC (Multifamily Hsg.)[5]	5.550		11/01/2039	2,993,956
10,910,000	NYC HDC (Multifamily Hsg.)[5]	5.700		11/01/2046	11,526,762
4,685,000	NYC HDC (Multifamily Hsg.)[5]	5.050		11/01/2039	4,713,431
3,090,000	NYC HDC (Multifamily Hsg.)[5]	5.500		11/01/2034	3,261,740
8,035,000	NYC HDC (Multifamily Hsg.)[5]	5.200		11/01/2040	8,155,651
14,110,000	NYC HDC (Multifamily Hsg.)[5]	5.250		11/01/2030	14,167,743
3,500,000	NYC HDC (Multifamily Hsg.)[5]	5.000		11/01/2037	3,521,805
2,435,000	NYC HDC (Multifamily Hsg.)[5]	5.100		11/01/2027	2,508,316
3,000,000	NYC HDC (Multifamily Hsg.)[5]	5.125		11/01/2032	3,058,290
25,000	NYC HDC (Multifamily Hsg.)[1]	5.550		11/01/2039	26,355
70,000	NYC HDC (Multifamily Hsg.), Series A1	5.500		11/01/2034	70,296
29,700,000	NYC HDC (Multifamily Hsg.), Series B5	5.350		05/01/2049	30,226,707
8,365,000	NYC HDC (Multifamily Hsg.), Series C5	5.125		05/01/2040	8,421,430
11,250,000	NYC HDC (Multifamily Hsg.), Series C5	5.050		11/01/2036	11,323,765
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[5]	4.875		11/01/2039	13,266,420
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250		05/01/2046	3,410,370
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200		11/01/2038	1,349,264
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[5]	5.200		11/01/2038	15,611,698
30,000	NYC HDC, Series B-2[1]	5.300		05/01/2036	30,010
2,750,000	NYC HDC, Series C5	5.000		11/01/2026	2,792,955
45,000	NYC IDA (Allied Metal)[1]	6.375		12/01/2014	44,813
940,000	NYC IDA (Allied Metal)[1]	7.125		12/01/2027	888,601
2,335,000	NYC IDA (Amboy Properties)[1]	6.750		06/01/2020	2,185,583
18,200,000	NYC IDA (American Airlines)[1]	7.625		08/01/2025	19,915,532
59,350,000	NYC IDA (American Airlines)[1]	7.750		08/01/2031	64,943,738
39,860,000	NYC IDA (American Airlines)[1]	8.000		08/01/2028	43,711,273

7 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$340,000	NYC IDA (American Airlines)[1]	7.500%	08/01/2016	$360,553
338,060,000	NYC IDA (American Airlines)[1]	8.500	08/01/2028	359,239,459
3,530,000	NYC IDA (American National Red Cross)[1]	5.000	02/01/2036	3,522,764
525,000	NYC IDA (Atlantic Veal & Lamb)	8.375	12/01/2016	521,913
900,000	NYC IDA (Bark Frameworks)	6.750	11/01/2019	896,634
5,100,000	NYC IDA (Beth Abraham Health Services)	6.500	02/15/2022	5,259,579
4,220,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2034	4,350,778
1,035,000	NYC IDA (Beth Abraham Health Services)	6.500	11/15/2027	1,067,458
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.750	10/01/2036	122,511,950
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	6.200	10/01/2022	20,925,486
97,130,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)	5.650	10/01/2028	81,788,316
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,931,998
13,900,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	12,246,734
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,995,604
18,000,000	NYC IDA (Chapin School)[1]	5.000	11/01/2038	18,003,960
3,385,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	3,387,031
1,490,000	NYC IDA (Comprehensive Care Management)	6.000	05/01/2026	1,530,632
1,340,000	NYC IDA (Comprehensive Care Management)	6.375	11/01/2028	1,340,697
680,000	NYC IDA (Comprehensive Care Management)	7.875	12/01/2016	680,700
3,145,000	NYC IDA (Comprehensive Care Management)	6.125	11/01/2035	3,145,377
725,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	708,144
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	5,187,392
805,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	786,284
5,500,000	NYC IDA (Family Support Systems)[2]	7.500	11/01/2034	2,198,735
490,000	NYC IDA (Good Shepherd Services)	5.875	06/01/2014	491,299
2,670,000	NYC IDA (Gourmet Boutique)[1]	5.750	05/01/2021	1,894,392
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	6,896,996
700,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	700,042
1,240,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000	09/01/2035	1,241,004
3,745,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000	12/01/2036	3,651,824
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	9,183,349
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,896,724
14,745,000	NYC IDA (MediSys Health Network)	6.250	03/15/2024	13,498,900
8,405,000	NYC IDA (Metro Biofuels)[2]	6.000	11/01/2028	6,092,953
1,945,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	1,986,059
40,000,000	NYC IDA (NYU)[5]	5.250	07/01/2048	43,273,276
805,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2018	751,572
2,935,000	NYC IDA (Petrocelli Electric)	8.000	11/01/2017	2,767,235
1,750,000	NYC IDA (PSCH)[1]	6.375	07/01/2033	1,747,288
6,800,000	NYC IDA (Reece School)[1]	7.500	12/01/2037	7,144,012
1,000,000	NYC IDA (Roundabout Theatre)[1]	5.000	10/01/2023	948,140
2,760,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	2,749,733
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	200,328
875,000	NYC IDA (SFTU/YAI/CRV Obligated Group)[1]	5.000	07/01/2026	796,583

8 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$500,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650%		07/01/2023	$498,465
280,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	7.875		08/01/2025	280,280
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.750		07/01/2020	1,524,786
995,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	906,823
475,000	NYC IDA (St. Francis College)[1]	5.000		10/01/2034	477,176
5,760,000	NYC IDA (Stallion)[1]	5.500		11/01/2031	4,846,234
955,000	NYC IDA (Stallion)[1]	6.000		11/01/2027	888,379
1,275,000	NYC IDA (Streamline Plastics)	8.125		12/01/2025	1,262,314
155,000	NYC IDA (Streamline Plastics)	7.750		12/01/2015	155,003
6,808,500	NYC IDA (Studio School)[2]	7.000		11/01/2038	5,236,962
2,480,000	NYC IDA (Surprise Plastics)[2]	8.500		11/01/2023	2,479,975
605,000	NYC IDA (Surprise Plastics)[2]	7.500		11/01/2013	604,994
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	[6]	01/01/2021	1,602,810
1,000,000	NYC IDA (The Bank Street College)[1]	5.250		12/01/2030	1,000,370
380,000	NYC IDA (The Bank Street College)[1]	5.250		12/01/2021	380,562
8,800,000	NYC IDA (The Child School)[1]	7.550		06/01/2033	8,843,208
3,570,000	NYC IDA (Therapy & Learning Center)[1]	8.250		09/01/2031	3,540,440
9,580,000	NYC IDA (TIP/AeFM/AeH/AeHC/AeJFK/AeKC/AeL Obligated Group)	5.000		07/01/2028	9,839,905
32,040,000	NYC IDA (Unicef)[1]	5.300		11/01/2038	30,781,148
5,000,000	NYC IDA (United Jewish Appeal-Federal Jewish Philanthropies)	5.000		07/01/2034	5,421,950
3,640,000	NYC IDA (Urban Resource Institute)[1]	7.375		11/01/2033	3,521,008
5,500,000	NYC IDA (Visy Paper)[1]	7.800		01/01/2016	5,506,435
70,500,000	NYC IDA (Visy Paper)[1]	7.950		01/01/2028	70,614,210
1,930,000	NYC IDA (Vocational Instruction)[2]	7.750		02/01/2033	1,057,640
1,210,000	NYC IDA (W & W Jewelers)[1]	8.250		02/01/2021	1,210,085
2,900,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	2,887,849
5,930,000	NYC IDA (Weizmann Institute)[1]	5.900		11/01/2034	5,905,153
995,000	NYC IDA (World Casing Corp.)[1]	6.700		11/01/2019	960,911
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000		03/01/2049	19,279,590
28,110,000	NYC IDA (Yankee Stadium)[1]	5.000		03/01/2046	28,232,560
70,000	NYC IDA (Yankee Stadium)[1]	5.000		03/01/2036	71,023
6,800,000	NYC IDA (Yankee Stadium)[1]	1.804		03/01/2022	6,210,644
100,000	NYC IDA (Yankee Stadium)[1]	5.000		03/01/2031	101,438
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725		11/01/2037	23,065,480
31,750,000	NYC Municipal Water Finance Authority[5]	5.500		06/15/2043	36,031,805
21,570,000	NYC Municipal Water Finance Authority[5]	5.375		06/15/2043	24,236,047
2,650,000	NYC Municipal Water Finance Authority[1]	5.750		06/15/2040	2,993,467
8,950,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2031	9,903,354
7,350,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2040	8,082,060
225,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2035	226,949
75,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2035	75,753
19,740,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2039	19,927,530
7,405,000	NYC Municipal Water Finance Authority[1]	5.250		06/15/2044	7,985,182
25,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2024	25,845

9 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$700,000	NYC Transitional Finance Authority[1]	5.125%	01/15/2034	$754,033
1,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.500	01/15/2039	1,918,994
15,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.250	07/15/2037	16,347,600
25,000,000	NYC Transitional Finance Authority (Building Aid)[5]	5.000	07/15/2037	26,647,500
5,410,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000	07/15/2040	5,747,043
15,000,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000	05/01/2034	16,312,950
20,335,000	NYC Transitional Finance Authority (Future Tax)[5]	5.000	02/01/2030	22,675,524
8,190,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2035	8,852,899
1,845,000	NYS Convention Center Devel. Corp. (Hotel Unit)[1]	5.000	11/15/2035	1,907,564
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2028	910,724
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2029	456,677
430,000	NYS DA (Brooklyn Law School)	5.000	07/01/2030	454,209
850,000	NYS DA (Brooklyn Law School)	5.000	07/01/2027	916,938
260,000	NYS DA (Catholic Health System)	5.000	07/01/2032	265,265
500,000	NYS DA (Catholic Health System)	5.000	07/01/2032	510,125
300,000	NYS DA (Culinary Institute of America)	5.000	07/01/2034	306,588
285,000	NYS DA (Fordham University)[1]	5.000	07/01/2038	307,940
200,000	NYS DA (Fordham University)[1,9]	5.000	07/01/2030	221,012
5,300,000	NYS DA (Interagency Council Pooled Loan Program)[1]	7.000	07/01/2031	5,406,106
5,700,000	NYS DA (Interagency Council)[1]	7.000	07/01/2035	7,167,294
3,000,000	NYS DA (Iona College)	5.000	07/01/2032	3,111,630
3,490,000	NYS DA (Manhattan College)[1]	5.300	07/01/2037	3,525,458
18,230,000	NYS DA (Memorial Sloan-Kettering)[5]	5.000	07/01/2035	19,068,223
150,000	NYS DA (Mental Health Services Facilities)[1]	5.000	02/15/2037	154,292
860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2029	899,483
135,000	NYS DA (New School University)[1]	5.000	07/01/2033	135,099
5,000,000	NYS DA (New School University)[1]	5.000	07/01/2041	5,002,200
1,000,000	NYS DA (New School University)[1]	5.750	07/01/2050	1,080,080
150,000	NYS DA (New York Methodist Hospital)[1]	5.250	07/01/2033	150,437
11,500,000	NYS DA (North Shore L.I. Jewish Obligated Group)[1]	5.250	05/01/2034	12,305,460
8,575,000	NYS DA (NYU Hospitals Center)[1]	5.000	07/01/2036	8,788,689
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625	07/01/2037	2,185,720
3,100,000	NYS DA (Providence Rest)[1]	5.250	07/01/2025	3,112,369
6,035,000	NYS DA (Providence Rest)[1]	5.000	07/01/2035	5,805,308
2,700,000	NYS DA (Providence Rest)[1]	5.125	07/01/2030	2,700,594
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500	04/01/2039	1,840,401
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250	10/01/2028	2,121,648
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375	10/01/2033	3,178,100
1,920,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100	07/01/2034	1,925,894
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000	07/01/2028	6,635,789

10 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,480,000	NYS DA (Special Surgery Hospital)[1]	6.000%		08/15/2038	$2,807,707
270,000	NYS DA (St. John’s University)	5.000		07/01/2028	296,052
10,750,000	NYS DA (St. John’s University)	5.000		07/01/2030	11,667,513
3,500,000	NYS DA (St. Joseph’s College)[1]	5.250		07/01/2035	3,617,285
48,400,000	NYS DA (St. Mary’s Hospital for Children)	7.875		11/15/2041	50,625,916
1,575,000	NYS DA (St. Thomas Aquinas College)[1]	5.250		07/01/2028	1,575,819
5,620,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2034	6,100,791
15,915,000	NYS DA (State Personal Income Tax Authority)[5]	5.000		03/15/2034	17,239,265
3,000,000	NYS DA (State University of New York)[1]	5.000		07/01/2040	3,175,320
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	5,781,344
4,395,000	NYS DA (The New School)[1]	5.000		07/01/2031	4,716,143
60,000	NYS DA (University of Rochester)[1]	5.000		07/01/2034	60,652
1,000,000	NYS DA (University of Rochester)[1]	0.000	[11]	07/01/2039	1,061,100
11,695,000	NYS DA (Vassar College)[5]	5.000		07/01/2046	12,398,615
3,000,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2034	2,877,570
2,565,000	NYS DA (Yeshiva University)[1]	5.000		09/01/2038	2,416,666
3,105,000	NYS DA (Yeshiva University)[1]	5.000		11/01/2031	3,023,401
1,405,000	NYS EFC (Clean Water & Drinking Revolving Funds)[1]	5.000		06/15/2037	1,541,159
430,000	NYS EFC (NYC Municipal Water Finance Authority)[1]	5.000		06/15/2034	434,012
250,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	250,100
15,000	NYS ERDA (Brooklyn Union Gas Company)	5.500		01/01/2021	15,060
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	26,275
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.539	[8]	07/01/2026	16,453,872
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	12.371	[8]	04/01/2020	7,022,120
1,350,000	NYS ERDA (Rochester Gas & Electric)[1]	0.080	[6]	08/01/2032	1,163,391
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250		11/01/2038	2,405,773
150,000	NYS HFA (Affordable Hsg.)[1]	6.750		11/01/2038	169,298
10,220,000	NYS HFA (Affordable Hsg.)[5]	5.450		11/01/2045	10,423,986
2,000,000	NYS HFA (Affordable Hsg.)[1]	5.000		11/01/2042	2,068,220
1,080,000	NYS HFA (Affordable Hsg.)[1]	6.450		11/01/2029	1,187,914
600,000	NYS HFA (Affordable Hsg.)[1]	5.200		11/01/2030	627,066
1,350,000	NYS HFA (Children’s Rescue)[1]	7.625		05/01/2018	1,350,041
925,000	NYS HFA (Friendship)[1]	5.100		08/15/2041	929,995
1,155,000	NYS HFA (Golden Age Apartments)[1]	5.000		02/15/2037	1,163,547
150,000	NYS HFA (Highland Avenue Senior Apartments)[1]	5.000		02/15/2039	151,188
120,000	NYS HFA (Horizons at Wawayanda)[1]	5.150		11/01/2040	122,510
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650		02/15/2034	1,711,385
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375		02/15/2035	2,081,144
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400		11/15/2027	1,257,246
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500		08/15/2030	2,076,743
630,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2018	632,904
495,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2015	497,782
535,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2016	537,830
590,000	NYS HFA (Nonprofit Hsg.)[1]	8.400		11/01/2017	592,891
470,000	NYS HFA (Nonprofit Hsg.)	8.400		11/01/2014	472,768
1,250,000	NYS HFA (State Personal Income Tax Authority)[1]	5.000		03/15/2036	1,309,763
835,000	NYS LGSC (SCSB)	7.750		12/15/2021	842,231
395,000	NYS LGSC (SCSB)	7.375		12/15/2016	396,082

11 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.000%		11/15/2031	$5,371,350
20,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750		11/15/2051	21,846,400
7,650,000	NYS Thruway Authority	5.000		01/01/2032	8,263,530
50,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	4.625		09/15/2030	47,163
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	791,131
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,229,153
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,144,759
13,570,000	Onondaga County, NY Res Rec	5.000		05/01/2015	13,569,593
42,834,598	Onondaga County, NY Res Rec	0.000	[11]	05/01/2022	38,423,919
1,000,000	Onondaga, NY Civic Devel Corp. (Le Moyne College)	5.000		07/01/2032	1,033,720
3,465,000	Onondaga, NY Civic Devel Corp. (Upstate Properties)[1]	5.250		12/01/2041	3,632,845
2,000,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)[1]	5.375		07/01/2040	2,073,880
1,435,000	Orange County, NY Funding Corp. (Mount St. Mary College)[1]	5.000		07/01/2042	1,447,929
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2021	1,716,561
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	6,332,722
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	2,235,961
19,290,000	Port Authority NY/NJ (Continental Airlines)[1]	9.125		12/01/2015	19,687,567
32,015,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2025	32,164,190
16,505,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	16,607,496
40,000,000	Port Authority NY/NJ (KIAC)[1]	6.750		10/01/2019	38,755,200
33,025,000	Port Authority NY/NJ, 136th Series[5]	5.125		05/01/2034	33,383,208
19,175,000	Port Authority NY/NJ, 136th Series[5]	5.375		11/01/2028	19,438,261
5,050,000	Port Authority NY/NJ, 136th Series[1]	5.125		05/01/2034	5,104,742
22,855,000	Port Authority NY/NJ, 136th Series[5]	5.500		11/01/2029	23,171,497
26,000,000	Port Authority NY/NJ, 138th Series[5]	4.750		12/01/2034	26,347,100
27,255,000	Port Authority NY/NJ, 141st Series[5]	4.500		09/01/2029	27,614,691
47,910,000	Port Authority NY/NJ, 143rd Series[5]	5.000		10/01/2030	49,403,355
35,000	Port Authority NY/NJ, 143rd Series[1]	5.000		04/01/2036	35,900
10,000	Port Authority NY/NJ, 146th Series[1]	4.500		12/01/2034	10,078
26,100,000	Port Authority NY/NJ, 146th Series[5]	4.750		12/01/2027	27,417,006
10,000	Port Authority NY/NJ, 146th Series[1]	4.750		12/01/2027	10,510
12,840,000	Port Authority NY/NJ, 146th Series[5]	4.500		12/01/2034	12,939,330
17,790,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2027	19,158,936
20,000,000	Port Authority NY/NJ, 147th Series[5]	5.000		10/15/2032	20,609,950
13,005,000	Port Authority NY/NJ, 147th Series[5]	4.750		10/15/2028	13,471,080
82,000,000	Port Authority NY/NJ, 151st Series[5]	5.750		03/15/2035	89,471,476
15,000,000	Port Authority NY/NJ, 151st Series[5]	6.000		09/15/2028	16,766,100
13,715,000	Port Authority NY/NJ, 152nd Series[5]	5.250		05/01/2038	14,666,246
101,940,000	Port Authority NY/NJ, 152nd Series[5]	5.250		11/01/2035	109,412,202

12 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$22,500,000	Port Authority NY/NJ, 152nd Series[5]	5.750%		11/01/2030	$24,846,975
15,300,000	Port Authority NY/NJ, 161st Series[5]	5.000		10/15/2031	17,156,043
20,250,000	Port Authority NY/NJ, 163rd Series[5]	5.000		07/15/2039	21,428,348
15,000,000	Port Authority NY/NJ, 166th Series[5]	5.250		07/15/2036	16,606,650
21,515,000	Port Authority NY/NJ, 166th Series[5]	5.000		01/15/2041	22,867,119
400,000	Port Authority NY/NJ, 172nd Series[1]	5.000		10/01/2034	423,084
50,660,000	Port Authority NY/NJ, 37th Series[5]	5.250		07/15/2034	51,337,324
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000		08/01/2032	2,758,471
2,525,000	Ramapo, NY Local Devel. Corp.[1]	5.000		03/15/2033	2,665,744
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375		12/01/2036	1,509,165
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625		06/01/2035	6,283,606
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750		06/01/2043	7,299,343
4,820,000	Rensselaer, NY City School District COP[1]	5.000		06/01/2036	4,840,774
1,025,000	Riverhead, NY IDA (Michael Reilly Design)	8.875		08/01/2021	1,027,245
1,195,000	Rockland County, NY IDA (CRV/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900		07/01/2021	1,127,578
30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[3]	08/15/2045	1,104,900
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[3]	08/15/2060	1,885,680
13,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750		08/15/2043	12,929,348
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625		08/15/2035	9,224,262
35,000	Sanford Town, NY GO1	5.250		04/15/2025	35,927
25,000	Sanford Town, NY GO1	5.250		04/15/2018	26,434
35,000	Sanford Town, NY GO1	5.250		04/15/2026	35,888
40,000	Sanford Town, NY GO1	5.250		04/15/2028	40,923
40,000	Sanford Town, NY GO1	5.250		04/15/2027	40,974
25,000	Sanford Town, NY GO1	5.250		04/15/2019	26,275
30,000	Sanford Town, NY GO1	5.250		04/15/2024	30,865
30,000	Sanford Town, NY GO1	5.250		04/15/2023	30,951
30,000	Sanford Town, NY GO1	5.250		04/15/2022	31,037
25,000	Sanford Town, NY GO1	5.250		04/15/2020	26,111
30,000	Sanford Town, NY GO1	5.250		04/15/2021	31,144
25,000	Sanford Town, NY GO1	5.250		04/15/2017	26,627
60,000	Sanford Town, NY GO1	5.250		04/15/2035	60,954
55,000	Sanford Town, NY GO1	5.250		04/15/2034	55,917
45,000	Sanford Town, NY GO1	5.250		04/15/2031	45,847
50,000	Sanford Town, NY GO1	5.250		04/15/2033	50,863
50,000	Sanford Town, NY GO1	5.250		04/15/2032	50,902
20,000	Sanford Town, NY GO1	5.250		04/15/2016	21,456
45,000	Sanford Town, NY GO1	5.250		04/15/2030	45,909
60,000	Sanford Town, NY GO1	5.250		04/15/2036	60,919
40,000	Sanford Town, NY GO1	5.250		04/15/2029	40,871
20,000	Sanford Town, NY GO1	5.250		04/15/2015	20,814

13 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000%	10/01/2027	$2,712,275
28,260,000	SONYMA, Series 109[5]	4.950	10/01/2034	28,268,480
22,640,000	SONYMA, Series 137[5]	4.700	10/01/2031	22,742,650
12,600,000	SONYMA, Series 140[5]	4.750	10/01/2037	12,476,381
7,785,000	SONYMA, Series 143[5]	4.900	10/01/2037	7,832,563
520,000	St. Lawrence County, NY IDA (Clarkson University)[1]	6.000	09/01/2034	587,756
4,775,000	St. Lawrence County, NY IDA (Clarkson University)[1]	5.375	09/01/2041	5,071,384
1,510,000	St. Lawrence County, NY IDA (Clarkson University)	5.000	09/01/2041	1,569,449
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	3,598,264
1,280,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2030	1,397,837
1,355,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000	07/01/2031	1,470,270
25,075,000	Suffolk County, NY Economic Devel. Corp. (Catholic Health Services)[1]	5.000	07/01/2028	26,412,250
945,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.000	12/01/2019	949,271
1,005,000	Suffolk County, NY Economic Devel. Corp. (Family Residences Essential Enterprises)[1]	6.750	06/01/2027	980,116
4,230,000	Suffolk County, NY Economic Devel. Corp., Series A1	7.375	12/01/2040	4,303,729
545,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	547,463
1,505,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	5.950	10/01/2021	1,504,549
215,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.125	06/01/2017	215,252
30,000	Suffolk County, NY IDA (ALIA-ADD)	7.500	09/01/2015	30,336
40,000	Suffolk County, NY IDA (ALIA-ADD)[1]	6.950	12/01/2014	40,072
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	819,650
2,085,000	Suffolk County, NY IDA (ALIA-DDI)[1]	5.950	10/01/2021	2,084,375
585,000	Suffolk County, NY IDA (ALIA-FREE)[1]	5.950	10/01/2021	584,825
630,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	625,584
345,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.000	10/01/2031	321,744
420,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	10/01/2021	419,874
160,000	Suffolk County, NY IDA (ALIA-NYS ARC)	7.500	09/01/2015	161,792
580,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	575,934
120,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)[1]	8.375	06/01/2016	120,432
135,000	Suffolk County, NY IDA (ALIA-SMCFS)	7.500	09/01/2015	136,512
100,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)	7.500	09/01/2015	100,965
65,000	Suffolk County, NY IDA (ALIA-UCPAGS)	7.500	09/01/2015	65,728
295,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.000	06/01/2016	295,375
35,000	Suffolk County, NY IDA (ALIA-UCPAGS)	6.375	06/01/2014	35,046
150,000	Suffolk County, NY IDA (ALIA-UCPAGS)	6.950	12/01/2014	150,107
1,400,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	5.950	10/01/2021	1,399,580
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)[1]	6.500	11/01/2037	3,424,100
565,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	561,039
365,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	366,595

14 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$95,000	Suffolk County, NY IDA (DDI)[1]	6.000%		12/01/2019	$95,429
305,000	Suffolk County, NY IDA (DDI)[1]	6.000		10/01/2020	306,333
320,000	Suffolk County, NY IDA (DDI)[1]	6.000		10/01/2020	321,398
130,000	Suffolk County, NY IDA (Dowling College)[1]	5.000		06/01/2036	117,407
2,455,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.375		01/01/2027	2,357,389
1,980,000	Suffolk County, NY IDA (Federation of Organizations)[1]	8.125		04/01/2030	1,982,198
1,995,000	Suffolk County, NY IDA (Huntington First Aid Squad)	6.650		11/01/2017	1,995,379
760,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		10/01/2020	763,321
150,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000		12/01/2019	150,678
4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.550		02/01/2034	4,165,202
7,555,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)[1]	6.375		01/01/2039	7,484,436
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	1,868,394
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	634,981
24,580,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	24,443,089
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.200		02/01/2035	4,109,952
2,295,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	8.125		04/01/2030	2,220,114
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	881,854
310,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	314,185
1,080,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	1,084,882
3,165,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)	7.875		09/01/2041	3,237,257
640,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	642,797
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	7,796,372
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.625		06/01/2044	108,845,951
10,080,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	9,257,976
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	24,258,074
3,005,000	Sullivan County, NY Community College COP[2,10]	5.750		08/15/2025	2,567,592
6,367,500	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)[1]	8.500		11/01/2031	6,496,760
203,935,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	203,249,778
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.375		01/01/2023	1,000,280
4,390,000	Syracuse, NY IDA (James Square)	7.197	[3]	08/01/2025	2,111,414
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2031	1,848,198
560,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2021	535,349

15 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,700,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000%	07/01/2038	$1,659,030
2,425,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000	07/01/2032	2,417,628
22,465,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000	09/01/2030	23,783,246
185,000	Ulster County, NY Res Rec[1]	5.000	03/01/2020	192,026
1,925,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.250	06/01/2025	1,888,483
3,180,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000	06/01/2040	2,842,189
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450	06/01/2040	2,714,747
1,280,000	Warren & Washington Counties, NY IDA (GFH/GFHF Obligated Group)[1]	5.000	12/01/2035	1,280,666
20,000	Westchester County, NY GO1	5.375	12/15/2014	20,216
9,245,000	Westchester County, NY Healthcare Corp., Series A1	5.000	11/01/2030	9,617,204
1,700,000	Westchester County, NY Healthcare Corp., Series B1	5.125	11/01/2041	1,755,420
1,215,000	Westchester County, NY IDA (Clearview School)[1]	7.250	01/01/2035	1,220,638
1,225,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375	08/01/2024	1,254,951
520,000	Westchester County, NY IDA (JDAM)[1]	6.750	04/01/2016	525,205
3,400,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000	01/01/2028	3,400,578
375,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125	01/01/2018	375,713
1,470,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500	11/01/2033	1,518,451
59,400,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2038	50,271,408
4,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000	06/01/2026	4,195,980
52,815,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125	06/01/2045	40,973,877
2,785,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625	11/01/2019	2,699,946
1,415,000	Yonkers, NY IDA (Philipsburgh Hall Associates)[1]	7.500	11/01/2030	1,237,403
1,050,000	Yonkers, NY IDA (Sarah Lawrence College)[1]	6.000	06/01/2041	1,131,081
600,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	6.150	03/01/2015	599,988
1,000,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-A1	6.150	03/01/2015	999,980
200,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-B1	6.150	03/01/2015	199,996
1,215,000	Yonkers, NY Parking Authority[1]	6.000	06/15/2024	1,089,661
685,000	Yonkers, NY Parking Authority[1]	6.000	06/15/2018	685,329

				5,204,120,935

U.S. Possessions—28.6%
825,000	Guam Education Financing Foundation COP[1]	5.000	10/01/2023	833,489
10,000,000	Guam GO1	7.000	11/15/2039	10,612,100

16 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$2,400,000	Guam Government Business Privilege[1]	5.000%		01/01/2031	$2,472,072
345,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	378,562
1,560,000	Guam Power Authority, Series A	5.000		10/01/2024	1,734,985
2,790,000	Guam Power Authority, Series A	5.000		10/01/2030	2,961,501
1,230,000	Guam Power Authority, Series A	5.000		10/01/2023	1,389,236
31,250,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	24,502,812
1,865,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	1,685,512
7,465,000	Northern Mariana Islands Ports Authority, Series A1	6.250		03/15/2028	5,395,702
14,500,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	13,386,690
1,950,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000		07/01/2033	1,311,277
15,350,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	11,014,392
1,580,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	1,131,564
10,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2024	7,478,000
4,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	2,891,320
80,800,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	59,658,680
55,825,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125		07/01/2024	43,703,718
84,470,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	61,057,450
16,250,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	11,711,050
49,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2047	44,277,870
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[3]	05/15/2055	19,101,800
168,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.627	[3]	05/15/2050	10,809,275
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	48,503,946
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	48,301,288
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[3]	05/15/2057	31,410,496
3,670,000	Puerto Rico Commonwealth GO1	6.000		07/01/2040	2,842,819
1,000,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	829,380
390,000	Puerto Rico Commonwealth GO1	6.000		07/01/2039	303,131
5,675,000	Puerto Rico Commonwealth GO1	6.500		07/01/2040	4,650,662
3,205,000	Puerto Rico Commonwealth GO1	5.625		07/01/2033	2,481,439
30,000,000	Puerto Rico Commonwealth GO1	5.750		07/01/2036	22,905,000
2,700,000	Puerto Rico Commonwealth GO1	6.000		07/01/2035	2,124,576
5,050,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	4,172,815
3,315,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	2,512,306
13,300,000	Puerto Rico Commonwealth GO1	5.125		07/01/2031	9,773,771
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	7,528,257
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	10,823,815
1,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2026	812,980
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	6,207,544
1,095,000	Puerto Rico Commonwealth GO	5.500		07/01/2039	822,597
5,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2028	4,078,600
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	31,847,193
1,270,000	Puerto Rico Commonwealth GO1	6.000		07/01/2028	1,270,851
76,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	58,263,443
770,000	Puerto Rico Commonwealth GO1	5.875		07/01/2036	595,818
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	3,768,900
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,205,126

17 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$2,000,000	Puerto Rico Commonwealth GO1	5.000%		07/01/2033	$1,443,260
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	1,745,920
2,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2032	1,849,500
23,480,000	Puerto Rico Electric Power Authority, Series A	7.000		07/01/2043	16,468,168
9,000,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2022	6,432,120
10,105,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	6,514,087
20,170,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2027	13,348,506
510,000	Puerto Rico Electric Power Authority, Series RR1	5.000		07/01/2024	482,909
3,550,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	2,117,007
20,670,000	Puerto Rico Electric Power Authority, Series WW1	5.500		07/01/2038	12,427,424
1,695,000	Puerto Rico Electric Power Authority, Series XX1	5.250		07/01/2040	1,016,695
7,590,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2025	5,096,154
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	4,163,841
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	3,569,960
4,945,000	Puerto Rico Highway & Transportation Authority[1]	5.300		07/01/2035	3,580,675
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	5,245,715
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	148,937
1,840,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	1,014,318
8,980,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	4,959,115
1,120,000	Puerto Rico Highway & Transportation Authority, Series H1	5.450		07/01/2035	618,453
1,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	632,338
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	3,615,885
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,538,432
915,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	540,975
10,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	11,381
78,610,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	43,332,976
57,615,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	33,210,438
3,190,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	2,939,776
5,000,000	Puerto Rico Infrastructure[1]	6.000		12/15/2026	3,534,700
41,740,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	22,799,223
142,985,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	78,817,622
675,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	376,913
17,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	9,766,241
25,255,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	14,997,682
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	13,766,850
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,193,822
65,725,000	Puerto Rico Infrastructure	5.730	[3]	07/01/2045	3,727,922
16,955,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	4,956,116
25,000,000	Puerto Rico Infrastructure	5.800	[3]	07/01/2032	3,548,500

18 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,680,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.500%		10/01/2037	$1,012,133
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	4,799,980
1,235,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,177,585
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	5,362,445
1,200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	931,908
1,350,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	1,142,465
875,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	704,725
23,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	21,271,090
5,000,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250		07/01/2026	5,044,700
650,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	578,227
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,913,895
550,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	549,995
7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)	5.750		06/01/2029	3,850,700
200,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	153,298
5,490,000	Puerto Rico ITEMECF (University Plaza)[1]	5.000		07/01/2033	4,867,709
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	3,726,083
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	5,093,475
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	6,177,600
850,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2037	618,027
2,110,000	Puerto Rico Public Buildings Authority[1]	5.625		07/01/2039	1,546,503
18,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	14,018,294
121,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	88,242,800
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	6,584,720
9,450,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	6,973,722
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,270,725
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	6,173,100
1,980,000	Puerto Rico Public Buildings Authority[1]	5.875		07/01/2039	1,487,059
31,050,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2041	23,566,329
90,355,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	61,812,759
11,810,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	7,627,489
15,265,000	Puerto Rico Sales Tax Financing Corp., Series A	7.890	[3]	08/01/2034	3,019,722
8,205,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	7,071,397
75,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500		08/01/2037	58,038
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250		08/01/2057	240,119,500
1,490,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2043	1,063,949
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[3]	08/01/2043	11,641,600
409,990,000	Puerto Rico Sales Tax Financing Corp., Series A	6.177	[3]	08/01/2054	28,957,594
106,150,000	Puerto Rico Sales Tax Financing Corp., Series A	6.000	[3]	08/01/2056	6,057,981
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[3]	08/01/2042	4,662,000
3,130,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.000		08/01/2024	2,689,171
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[1]	5.250		08/01/2043	7,410,100
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.750		08/01/2057	82,153,575
39,470,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[11]	08/01/2032	29,691,308

19 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$250,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000%		08/01/2042	$205,428
4,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.375		08/01/2036	3,110,160
1,450,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2039	1,193,481
9,985,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.250		08/01/2041	7,453,104
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	2,785,409
7,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	4,257,198
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	14,254,013
67,190,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	37,819,235
5,140,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)[1]	5.000		10/01/2032	5,177,162
590,000	V.I. Public Finance Authority (Matching Fund Loan Notes)[1]	6.000		10/01/2039	612,473
3,160,000	V.I. Public Finance Authority (Matching Fund Loan Notes)	5.000		10/01/2032	3,182,626
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[3]	05/15/2035	1,439,004
1,015,000	V.I. Water & Power Authority, Series A1	5.000		07/01/2031	830,991

					1,783,282,125

Total Municipal Bonds and Notes (Cost $8,135,472,827)					6,987,403,060

Shares
Common Stocks—0.1%
1,401	CMS Liquidating Trust[12,13] (Cost $4,483,200)	4,836,252
Total Investments, at Value (Cost $8,139,956,027)—112.0%		6,992,239,312
Liabilities in Excess of Other Assets—(12.0)		(747,877,353)

Net Assets—100.0%		$6,244,361,959

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See accompanying Notes.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement. See accompanying Notes.

8. Represents the current interest rate for the inverse floating rate security. See accompanying Notes.

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 31, 2014. See accompanying Notes.

20 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

10. Restricted security. The aggregate value of restricted securities as of March 31, 2014 was $2,567,592, which represents 0.04% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Depreciation
Sullivan County, NY Community College COP	3/23/07	$3,005,000	$2,567,592	$437,408

11. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

12. Non-income producing security.

13. Received as a result of a corporate action

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AeL	Aero Lauderdale
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CFGA	Child and Family Guidance Assoc.
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CRV	Crystal Run Village
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GFH	Glens Falls Hospital
GFHF	Glens Falls Hospital Foundation
GO	General Obligation
GSHMC	Good Sumaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island

21 OPPENHEIMER ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

LGSC	Local Government Services Corp.
LIFERS	Long Inverse Floating Exempt Receipts
LVH	Little Village House
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
Res Rec	Resource Recovery Facility
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SFTU	Services for the Underserved
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
SUNY	State University of New York
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

22 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Rochester Fund Municipals (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$219,840

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2014 is as follows:

Cost	$30,540,755
Market Value	$20,807,878
Market value as % of Net Assets	0.33%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

23 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly

24 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities

25 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2014, the Fund’s maximum exposure under such agreements is estimated at $388,505,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 31, 2014, municipal bond holdings with a value of $1,501,896,725 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $823,280,000 in short-term floating rate securities issued and outstanding at that date.

At March 31, 2014, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 23,960,000	NY Austin Trust Various States Inverse Certificates	6.790%	11/1/39	$24,221,884
16,400,000	NY Austin Trust Various States Inverse Certificates	10.092	7/1/48	19,673,276

26 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 31,175,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) LIFERS	9.586%	1/15/46	$35,843,145
7,500,000	NY Liberty Devel. Corp. ROLs[3]	8.268	1/15/44	8,123,400
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.033	12/1/34	7,799,330
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.915	10/1/30	25,448,355
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.392	12/1/27	16,977,006
4,015,000	NYC GO DRIVERS	8.695	3/1/35	4,310,705
4,170,000	NYC GO DRIVERS	8.700	12/1/33	4,439,007
2,430,000	NYC GO DRIVERS	8.702	8/1/35	2,674,531
5,460,000	NYC GO DRIVERS	7.904	8/1/30	5,984,706
5,000,000	NYC GO ROLs	16.230	3/1/21	8,535,400
2,500,000	NYC GO ROLs[3]	15.601	10/1/34	3,232,900
710,000	NYC HDC (Multifamily Hsg.) DRIVERS	17.006	11/1/39	863,956
1,500,000	NYC HDC (Multifamily Hsg.) DRIVERS	8.081	11/1/32	1,558,290
775,000	NYC HDC (Multifamily Hsg.) DRIVERS	16.781	11/1/34	946,740
1,375,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.864	11/1/26	1,417,955
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS	17.511	11/1/46	3,346,762
4,015,000	NYC HDC (Multifamily Hsg.) DRIVERS	8.215	11/1/40	4,135,651
1,225,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.993	11/1/27	1,298,316
2,340,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.958	11/1/39	2,368,431
1,750,000	NYC HDC (Multifamily Hsg.) DRIVERS	7.864	11/1/37	1,771,805
4,180,000	NYC HDC (Multifamily Hsg.) DRIVERS	8.085	5/1/40	4,236,430
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	14.496	11/1/30	4,012,743
11,310,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	11.012	5/1/49	11,836,707
5,395,000	NYC Municipal Water Finance Authority[3]	16.897	6/15/43	8,061,047
15,875,000	NYC Municipal Water Finance Authority LIFERS	10.387	6/15/43	20,156,805
6,250,000	NYC Transitional Finance Authority (Building Aid) ROLs[3]	15.631	7/15/37	7,897,500
3,750,000	NYC Transitional Finance Authority (Building Aid) ROLs[3]	16.500	7/15/37	5,097,600
10,170,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	8.089	2/1/30	12,510,524
7,500,000	NYC Transitional Finance Authority (Future Tax) ROLs[3]	8.090	5/1/34	8,812,950
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	8.700	7/1/35	9,043,223
5,265,000	NYS DA (Vassar College) DRIVERS	8.698	7/1/46	5,968,615
3,980,000	NYS DA ROLs[3]	15.596	3/15/34	5,304,265
3,410,000	NYS HFA ROLs[3]	12.627	11/1/45	3,613,986
3,750,000	Port Authority NY/NJ ROLs[3]	18.657	9/15/28	5,516,100
5,500,000	Port Authority NY/NJ, 11588th Series ROLs[3]	14.288	10/15/32	6,109,950
3,580,000	Port Authority NY/NJ, 11588th Series ROLs[3]	13.485	10/15/28	4,046,080
4,895,000	Port Authority NY/NJ, 11588th Series ROLs[3]	14.280	10/15/27	6,263,936
9,090,000	Port Authority NY/NJ, 11589th Series ROLs[3]	10.577	9/1/29	9,449,691
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	11.746	5/1/34	11,373,208
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	8.729	11/1/29	11,746,497
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	7.019	11/1/28	12,143,261
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	7.431	12/1/34	13,347,100
24,000,000	Port Authority NY/NJ, 151st Series LIFERS	14.541	3/15/35	30,559,920
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	12.066	5/1/38	5,521,246
30,970,000	Port Authority NY/NJ, 152nd Series LIFERS	8.895	11/1/35	35,510,202
10,125,000	Port Authority NY/NJ, 163rd Series LIFERS	9.389	7/15/39	11,303,348

27 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 10,755,000	Port Authority NY/NJ, 166th Series	9.270%	1/15/41	$12,107,119
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	8.307	11/1/35	22,932,000
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	13.376	11/1/30	9,846,975
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	13.370	3/15/35	4,246,555
7,500,000	Port Authority NY/NJ, 3249th Series ROLs[3]	8.475	7/15/36	9,106,650
7,650,000	Port Authority NY/NJ, 3264th Series ROLs[3]	8.040	10/15/31	9,506,043
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	8.297	7/15/34	26,007,324
148,225,000	Puerto Rico Sales Tax Financing Corp. LIFERS[3]	8.698	8/1/57	91,899,500
11,330,000	SONYMA ROLs[3]	6.879	10/1/31	11,432,650
3,905,000	SONYMA ROLs[3]	7.188	10/1/37	3,952,563
16,960,000	SONYMA ROLs[3]	6.194	10/1/34	16,968,480
6,320,000	SONYMA ROLs[3]	6.946	10/1/37	6,196,381

				$678,616,725

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $823,280,000 as of March 31, 2014.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review,

28 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

29 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

30 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of March 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$5,202,928,277	$1,192,658	$5,204,120,935
U.S. Possessions	—	1,783,282,125	—	1,783,282,125
Common Stock	—	—	4,836,252	4,836,252

Total Assets	$—	$6,986,210,402	$6,028,910	$6,992,239,312

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Restricted Securities

As of March 31, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$7,305,818,739 [1]

Gross unrealized appreciation	$221,152,017
Gross unrealized depreciation	(1,386,310,094)

Net unrealized depreciation	$(1,165,158,077)

31 OPPENHEIMER ROCHESTER FUND MUNICIPALS

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

1. The Federal tax cost of securities does not include cost of $851,578,650, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

32 OPPENHEIMER ROCHESTER FUND MUNICIPALS

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	5/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	5/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	5/13/2014